Commitments and Contingencies - Additional Information (Details) £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) Investment	Dec. 31, 2022 USD ($) Investment	Dec. 31, 2021 USD ($)	Dec. 31, 2023 GBP (£) Investment	Dec. 31, 2023 CAD ($) Investment	Dec. 31, 2023 AUD ($) Investment	Dec. 31, 2023 CHF (SFr) Investment	Dec. 31, 2023 SGD ($) Investment	Dec. 31, 2022 GBP (£) Investment	Dec. 31, 2022 CAD ($) Investment	Dec. 31, 2022 AUD ($) Investment	Dec. 31, 2022 CHF (SFr) Investment	Dec. 31, 2022 SGD ($) Investment	Apr. 01, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)
Restricted Cash And Collateral [Line Items]
Other investments (equity method)	[1]		$ 209.3	$ 221.3
Total as percent of invested assets			50.20%	59.40%
Investment in the period			$ 0.4	$ 2.0
Commitment to invest in private assets			99.0	377.9	$ 205.1
Investable assets held by the Company			7,500.0	7,100.0
Investable assets held by insurance regulators			$ 517.4	489.5
Minimum capital required | £						£ 0.5					£ 0.4
Percentage of reinsurance liabilities			100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 823.5	1,166.4
Assets held-in-trust			1,016.9	1,389.5
Regulatory deposits			6.8	6.7
Deposit with states			$ 6.4	$ 6.5
Number of investments | Investment			1	1		1	1	1	1	1	1	1	1	1	1
MVI
Restricted Cash And Collateral [Line Items]
Investment in the period		$ 0.8	$ 0.0	$ 0.4
Multi-Line Insurer
Restricted Cash And Collateral [Line Items]
Other investments (equity method)																		$ 5.0
Investment in the period			0.4	1.6
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund			20.0
Assets held-in-trust			394.7	509.2
Us Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			126.6	215.1
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			168.4				$ 228.4					$ 185.8
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			86.9					$ 131.0					$ 183.9
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			11.4						SFr 9.9					SFr 9.4
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			$ 144.0							$ 192.1					$ 174.7
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities			100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 320.6	$ 380.3
Limited Partner
Restricted Cash And Collateral [Line Items]
Restricted assets																$ 10.0	$ 20.0		$ 100.0

[1]	Other investments includes related party investments of $23.9 million (2022 — $25.3 million) in Apollo Real Estate Fund and $15.9 million (2022 — $12.7 million) in Apollo Origination Partnership.